Going Concern and Managements Liquidity Plans - Additional Information (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Cash		$ 2,912,461	$ 128,149
Accumulated deficit		(58,503,401)	(42,382,291)
Net cash used in operating activities		8,348,208	3,428,707
Net loss from continuing operations		$ (16,205,252)	$ (9,051,334)
Workforce Reduction [Member] | AxBio Acquisition [Member] | Minimum [Member]
Debt Instrument [Line Items]
Expected annual savings from restructuring activities	$ 2,000,000
Workforce Reduction [Member] | AxBio Acquisition [Member] | Maximum [Member]
Debt Instrument [Line Items]
Expected annual savings from restructuring activities	$ 3,000,000